TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Carryforward tax losses	$ 2,074	$ 2,573
Temporary differences	4,391	1,893
Intangible assets	752	344
Deferred tax assets before valuation allowance	7,217	4,810
Valuation allowance	(902)	(1,225)
Net deferred tax asset	6,315	3,585
Intangible assets, including goodwill	(2,172)	(577)
Unrealized gains on marketable securities	(433)	(693)
Deferred tax liability	(2,605)	(1,270)
Net deferred tax assets	$ 3,710	$ 2,315